FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets measured at fair value on a nonrecurring basis
Asset Impairment Charges	$ 63	$ 46
Equity Method Investment, Other than Temporary Impairment	$ 34	39	$ 96
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other operating charges
Impairment of Intangible Assets (Excluding Goodwill)	$ 886	0	57
Nonrecurring gain (Loss) fair value adjustment	983	85
Trademarks with indefinite lives	13,301	14,349
BodyArmor
Assets measured at fair value on a nonrecurring basis
Impairment of Intangible Assets (Excluding Goodwill)	760
Trademarks with indefinite lives	3,400
Asia Pacific
Assets measured at fair value on a nonrecurring basis
Asset Impairment Charges		25
Impairment of Intangible Assets (Excluding Goodwill)			$ 57
North America
Assets measured at fair value on a nonrecurring basis
Asset Impairment Charges		$ 21
North America | BodyArmor
Assets measured at fair value on a nonrecurring basis
Impairment of Intangible Assets (Excluding Goodwill)	760
Latin America
Assets measured at fair value on a nonrecurring basis
Impairment of Intangible Assets (Excluding Goodwill)	126
Trademarks with indefinite lives	$ 86